Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES.
Supplies for Production	$ 34,384,582	$ 16,879,260
Gas	5,712,978	2,301,172
Oil	2,684,688	2,593,806
Coal	25,986,916	11,984,282
Supplies for projects and spare parts	14,354,027	12,311,718
Electrical materials	8,223,034	10,495,964
Total	$ 56,961,643	$ 39,686,942